DEBT (Details - Loans payable) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Debt Instrument [Line Items]
Loans payable, current	$ 571,530	$ 570,487
Loans payable, non-current	291,967	291,968
RI - line of credit [Member]
Debt Instrument [Line Items]
Loans payable, current	153,358	153,358
RI - Short-term loans [Member]
Debt Instrument [Line Items]
Loans payable, current	46,544	46,544
WS - line of credit [Member]
Debt Instrument [Line Items]
Loans payable, current	218,616	218,616
WS - Short-term loans [Member]
Debt Instrument [Line Items]
Loans payable, current	151,970	151,970
OPT – Optilan Communications & Security Ltd [Member]
Debt Instrument [Line Items]
Loans payable, current	1,042	0
RI - SBA EIDL [Member]
Debt Instrument [Line Items]
Loans payable, non-current	102,597	102,597
RI - long-term loans [Member]
Debt Instrument [Line Items]
Loans payable, non-current	65,532	63,533
WS - SBA EIDL [Member]
Debt Instrument [Line Items]
Loans payable, non-current	26,307	26,307
WS - long-term loans [Member]
Debt Instrument [Line Items]
Loans payable, non-current	$ 97,532	$ 97,532